LONG-TERM DEBT - Changes in Long-Term Debt (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowings [Roll Forward]
Balance, beginning of period	$ 9,266.8	$ 8,001.8
Cash flows
Issuance of long-term debt	4,972.3	1,656.4
Repayment of long-term debt	(5,365.1)	(904.5)
Payment of financing costs	(38.2)	(2.7)
Long-term debt via business combinations	182.5	73.3
Proceeds from termination of swap instrument	17.3	0.0
Non-cash changes
Accrued interest and other non-cash changes	7.4	16.0
Revaluation of foreign exchange	(217.1)	504.3
Fair value movements on cash flow hedges	11.0	(77.8)
Balance, end of period	$ 8,836.9	$ 9,266.8